UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York               August 13, 2010
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $742,154
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                          As of 6/30/10


                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
A D C TELECOMMUNICATIONS      FRNT 6/1         000886AB7    8,077    9,075,000   PRN        Sole              9,075,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1    20,503   24,890,000  PRN        Sole              24,890,000
ACTUANT CORP                  SDCV 2.000%11/1  00508XAB0    207      195,000     PRN        Sole              195,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7    206      208,000     PRN        Sole              208,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1    42,175   43,990,000  PRN        Sole              43,990,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2    5,209    5,405,000   PRN        Sole              5,405,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0    486      500,000     PRN        Sole              500,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    14,034   15,465,000  PRN        Sole              15,465,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    5,032    5,045,000   PRN        Sole              5,045,000
BECKMAN COULTER INC           NOTE 2.500%12/1  075811AD1    1,544    1,400,000   PRN        Sole              1,400,000
BLACKBOARD INC                NOTE 3.250% 7/0  091935AA4    1,706    1,700,000   PRN        Sole              1,700,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7    4,748    5,835,000   PRN        Sole              5,835,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    21,150   24,345,000  PRN        Sole              24,345,000
CASELLA WASTE SYS INC         CL A             147448104    2,665    697,625     SH         Sole              697,625
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1  165167BW6    5,874    6,675,000   PRN        Sole              6,675,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0    26,506   28,270,000  PRN        Sole              28,270,000
ENERSYS                       NOTE 3.375% 6/0  29275YAA0    6,022    6,650,000   PRN        Sole              6,650,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3    4,522    4,450,000   PRN        Sole              4,450,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6    1,401    1,500,000   PRN        Sole              1,500,000
FERRO CORP                    NOTE 6.500% 8/1  315405AL4    28,316   29,305,000  PRN        Sole              29,305,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0    7,380    8,495,000   PRN        Sole              8,495,000

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

                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9    10,422   14,130,000  PRN        Sole              14,130,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7    4,804    4,820,000   PRN        Sole              4,820,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    39,921   47,105,000  PRN        Sole              47,105,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    14,375   18,960,000  PRN        Sole              18,960,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3    28,409   30,465,000  PRN        Sole              30,465,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7    20,295   20,140,000  PRN        Sole              20,140,000
INVITROGEN CORP               NOTE 3.250% 6/1  46185RAM2    1,746    1,550,000   PRN        Sole              1,550,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2    28,732   30,525,000  PRN        Sole              30,525,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7    301      300,000     PRN        Sole              300,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    23,842   26,470,000  PRN        Sole              26,470,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1  52729NBF6    8,885    9,255,000   PRN        Sole              9,255,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    18,216   17,600      PRN        Sole              17,600
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    31,000   33,405,000  PRN        Sole              33,405,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0    52,941   62,464,000  PRN        Sole              62,464,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    1,102    1,100,000   PRN        Sole              1,100,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6    442      500,000     PRN        Sole              500,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8    1,828    1,700,000   PRN        Sole              1,700,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2    9,652    9,545,000   PRN        Sole              9,545,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2    32,339   38,875,000  PRN        Sole              38,875,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    15,119   16,345,000  PRN        Sole              16,345,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4    14,433   15,375,000  PRN        Sole              15,375,000
PROLOGIS                      NOTE 2.250% 4/0  743410AQ5    1,343    1,425,000   PRN        Sole              1,425,000
PROLOGIS                      NOTE 3.250% 3/1  743410AY8    896      1,000,000   PRN        Sole              1,000,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4    821      740,000     PRN        Sole              740,000


                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2    2,088    2,000,000   PRN        Sole              2,000,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5    3,139    3,500,000   PRN        Sole              3,500,000
SAVVIS INC                    NOTE 3.000% 5/1  805423AA8    28,790   30,709,000  PRN        Sole              30,709,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    24,738   24,615,000  PRN        Sole              24,615,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    5,550    6,040,000   PRN        Sole              6,040,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    14,519   15,025,000  PRN        Sole              15,025,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    4,935    5,050,000   PRN        Sole              5,050,000
SOTHEBYS                      NOTE 3.125% 6/1  835898AC1    2,683    2,755,000   PRN        Sole              2,755,000
STEEL DYNAMICS INC            NOTE 5.125% 6/1  858119AP5    543      500,000     PRN        Sole              500,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    12,760   13,785,000  PRN        Sole              13,785,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0    2,988    3,005,000   PRN        Sole              3,005,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    4,612    4,280,000   PRN        Sole              4,280,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    51,424   66,785,000  PRN        Sole              66,785,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    13,758   13,775,000  PRN        Sole              13,775,000

                                               TOTAL (x$1,000) 742,154